Offerings	Feb. 24, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the Registrant will pay pay-as-you-go registration fees in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. An unspecified aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered at unspecified prices. The securities registered also include such unspecified amounts and numbers of common stock, preferred stock and debt securities as may be issued upon conversion of or exchange for preferred stock or debt securities that provide for conversion or exchange or pursuant to the anti-dilution provisions of any such securities. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.01 par value per share
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the Registrant will pay pay-as-you-go registration fees in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. An unspecified aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered at unspecified prices. The securities registered also include such unspecified amounts and numbers of common stock, preferred stock and debt securities as may be issued upon conversion of or exchange for preferred stock or debt securities that provide for conversion or exchange or pursuant to the anti-dilution provisions of any such securities. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the Registrant will pay pay-as-you-go registration fees in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. An unspecified aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered at unspecified prices. The securities registered also include such unspecified amounts and numbers of common stock, preferred stock and debt securities as may be issued upon conversion of or exchange for preferred stock or debt securities that provide for conversion or exchange or pursuant to the anti-dilution provisions of any such securities. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Depositary Shares
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	The depositary shares registered hereunder will be evidenced by depositary receipts issued pursuant to a deposit agreement. If we elect to offer to the public fractional interests in shares of the preferred stock registered hereunder, depositary receipts will be distributed to those persons purchasing the fractional interests and shares of preferred stock will be issued to the depositary under the deposit agreement. No separate consideration will be received for the depositary shares.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Warrants to purchase common stock, preferred stock, depositary shares or any combination thereof.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Stock Purchase Contracts
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Representing rights to purchase common stock, preferred stock or depositary shares. Includes an indeterminable number of shares of common stock, preferred stock or depositary shares to be issuable by us upon settlement of the stock purchase contracts or stock purchase units.
Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Stock Purchase Units
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Representing ownership of stock purchase contracts and our debt securities or debt obligations of third parties, including U.S. Treasury Securities.
Offering: 8
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Subscription Rights
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Rights evidencing the right to purchase common stock, preferred stock, depositary shares or warrants.
Offering: 9
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Pass Through Certificates
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the Registrant will pay pay-as-you-go registration fees in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. An unspecified aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered at unspecified prices. The securities registered also include such unspecified amounts and numbers of common stock, preferred stock and debt securities as may be issued upon conversion of or exchange for preferred stock or debt securities that provide for conversion or exchange or pursuant to the anti-dilution provisions of any such securities. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units.